LEASES - Maturities of lease liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Operating Leases, Maturity
2024	₽ 13,216	$ 147.4
2025	11,876	132.4
2026	8,754	97.6
2027	4,536	50.5
2028	2,652	29.5
Thereafter	2,732	30.6
Total lease payments	43,766	488.0
Less imputed interest	(8,413)	(93.9)
Total operating lease liabilities	35,353	394.1	₽ 28,572
Finance Leases
2024	7,087	79.0
2025	9,289	103.6
2026	8,897	99.2
2027	6,498	72.5
2028	3,269	36.4
Thereafter	8,611	96.0
Total lease payments	43,651	486.7
Less imputed interest	(11,954)	(133.3)
Total finance lease liabilities	₽ 31,697	$ 353.4	₽ 23,973